UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill Advisors, L.P.
Address: 65 East 55th Street
         32nd Floor
         New York, NY  10022

13F File Number:  28-12211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory S. Rubin
Title:     Asst. General Counsel and Chief Compliance Officer
Phone:     212-326-1578

Signature, Place, and Date of Signing:

     /s/ Gregore S. Rubin     New York, NY/USA     May 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $142,008 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLTEL CORP                    COM              020039103     5580    90000 SH       SOLE                    90000        0        0
AT&T INC                       COM              00206R102     7886   200000 SH       SOLE                   200000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     9129   300000 SH       SOLE                   300000        0        0
CBS CORP NEW                   CL B             124857202     8995   294034 SH       SOLE                   294034        0        0
CELANESE CORP DEL              COM SER A        150870103     3084   100000 SH       SOLE                   100000        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     7008   200000 SH       SOLE                   200000        0        0
COMCAST CORP NEW               CL A             20030N101       28     1082 SH       SOLE                     1082        0        0
CSX CORP                       COM              126408103     2003    50000 SH       SOLE                    50000        0        0
DARDEN RESTAURANTS INC         COM              237194105     8238   200000 SH       SOLE                   200000        0        0
DEUTSCHE TELEKOM AG            SPONSORED ADR    251566105     3306   200000 SH       SOLE                   200000        0        0
EXCO RESOURCES INC             COM              269279402     1244    75000 SH       SOLE                    75000        0        0
IDEARC INC                     COM              451663108      187     5336 SH       SOLE                     5336        0        0
KINDER MORGAN INC KANS         COM              49455P101     4258    40000 SH       SOLE                    40000        0        0
KRONOS INC                     COM              501052104    10696   200000 SH       SOLE                   200000        0        0
LOUISIANA PAC CORP             COM              546347105     5015   250000 SH       SOLE                   250000        0        0
MOTOROLA INC                   COM              620076109     1767   100000 SH       SOLE                   100000        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2024    40000 SH       SOLE                    40000        0        0
R H DONNELLEY CORP             COM NEW          74955W307    15950   225000 SH       SOLE                   225000        0        0
REVLON INC                     CL A             761525500      803   750000 SH       SOLE                   750000        0        0
SCOTTISH RE GROUP LIMITED      SHS              G73537410     7780  1935200 SH       OTHER                       0  1935200        0
SPDR TR                        UNIT SER 1       78462F103     2532     7500 SH  PUT  SOLE                     7500        0        0
SPDR TR                        UNIT SER 1       78462F103     7277    22500 SH  PUT  SOLE                    22500        0        0
STMICROELECTRONICS N V         NY REGISTRY      861012102     1536    80000 SH       SOLE                    80000        0        0
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106     3698   106190 SH       SOLE                   106190        0        0
VERIZON COMMUNICATIONS         COM              92343V104    15168   400000 SH       SOLE                   400000        0        0
VIACOM INC NEW                 CL A             92553P102     4539   110407 SH       SOLE                   110407        0        0
WILLIAMS COS INC DEL           COM              969457100     2277    80000 SH       SOLE                    80000        0        0